Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Disclosure of issued capital
Our total capital as at 31 December was:

Total capital	Note	2019 US$m	2018 US$m
Equity attributable to owners of Rio Tinto (see Group balance sheet)		40,532	43,686
Equity attributable to non-controlling interests (see Group balance sheet)		4,710	6,137
Net debt/(cash)	24	3,651	(255)
Total capital		48,893	49,568

Summary of financial assets by categories

At 31 December 2019	Note	Total US$m	Amortised cost US$m	Fair value through other comprehensive income US$m	Fair value through profit and loss US$m
Financial assets
Cash and cash equivalents	21	8,027	2,707	—	5,320
Trade and other financial receivables(a)(b)	18	2,938	1,801	—	1,137
Equity shares and quoted funds	20	61	—	50	11
Other investments, including loans(c)	20	2,839	21	—	2,818
Derivatives related to net debt: designated as hedges(d)	20, 24	151	—	—	151
Derivatives and embedded derivatives not related to net debt: not designated as hedges(d)	20	149	—	—	149
Embedded derivatives not related to net debt: designated as hedges(d)	20	66	—	—	66
Loans to equity accounted units including quasi equity loans		152	152	—	—
Total financial assets		14,383	4,681	50	9,652

Financial liabilities
Trade and other financial payables(e)	25	(5,398)	(5,341)		(57)
Short-term borrowings and bank overdrafts	22	(1,022)	(1,022)		—
Medium-term and long-term borrowings	22	(13,093)	(13,093)		—
Derivatives related to net debt: designated as hedges(d)	22, 24	(298)	—		(298)
Derivatives and embedded derivatives not related to net debt: not designated as hedges(d)	22	(29)	—		(29)
Embedded derivatives not related to net debt: designated as hedges(d)	22	(24)	—		(24)
Other financial liabilities	22	(247)	(247)		—
Total financial liabilities		(20,111)	(19,703)		(408)

At 31 December 2018	Note	Total US$m	Amortised cost US$m	Fair value through other comprehensive income US$m	Fair value through profit and loss US$m
Financial assets
Cash and cash equivalents	21	10,773	2,779	—	7,994
Trade and other financial receivables(a)(b)	18	3,007	2,015	—	992
Equity shares and quoted funds	20	130	—	53	77
Other investments, including loans(c)	20	2,782	6	—	2,776
Derivatives related to net debt: designated as hedges(d)	20, 24	70	—	—	70
Derivatives and embedded derivatives not related to net debt: not designated as hedges(d)	20	432	—	—	432
Embedded derivatives not related to net debt: designated as hedges(d)	20	54	—	—	54
Loans to equity accounted units including quasi equity loans		167	167	—	—
Total financial assets		17,415	4,967	53	12,395

Financial liabilities
Trade and other financial payables(e)	25	(5,552)	(5,513)		(39)
Short-term borrowings and bank overdrafts	22	(312)	(312)		—
Medium-term and long-term borrowings	22	(12,440)	(12,440)		—
Derivatives related to net debt: designated as hedges(d)	22, 24	(358)	—		(358)
Derivatives and embedded derivatives not related to net debt: not designated as hedges(d)	22	(98)	—		(98)
Embedded derivatives not related to net debt: designated as hedges(d)	22	(46)	—		(46)
Other financial liabilities	22	(666)	(666)		—
Total financial liabilities		(19,472)	(18,931)		(541)

(a)
Trade and other financial receivables comprise trade receivables, other financial receivables, receivables relating to net investments in finance leases and amounts due from equity accounted units within note 18.

(b)	Provisionally priced receivables are fair valued.

(c)	Other investments, including loans, include US$2,584 million (2018: US$2,522 million) of highly liquid financial assets in managed investment funds classified as held for trading.

(d)	These financial assets and liabilities in aggregate agree to the total derivative financial instruments disclosed in notes 20 and 22.

(e)
Trade and other financial payables comprise trade payables, other financial payables, accruals and amounts due to equity accounted units within note 25. The trade and other payables held at fair value are valued using Level 2 inputs.

Summary of financial liabilities by categories

At 31 December 2019	Note	Total US$m	Amortised cost US$m	Fair value through other comprehensive income US$m	Fair value through profit and loss US$m
Financial assets
Cash and cash equivalents	21	8,027	2,707	—	5,320
Trade and other financial receivables(a)(b)	18	2,938	1,801	—	1,137
Equity shares and quoted funds	20	61	—	50	11
Other investments, including loans(c)	20	2,839	21	—	2,818
Derivatives related to net debt: designated as hedges(d)	20, 24	151	—	—	151
Derivatives and embedded derivatives not related to net debt: not designated as hedges(d)	20	149	—	—	149
Embedded derivatives not related to net debt: designated as hedges(d)	20	66	—	—	66
Loans to equity accounted units including quasi equity loans		152	152	—	—
Total financial assets		14,383	4,681	50	9,652

Financial liabilities
Trade and other financial payables(e)	25	(5,398)	(5,341)		(57)
Short-term borrowings and bank overdrafts	22	(1,022)	(1,022)		—
Medium-term and long-term borrowings	22	(13,093)	(13,093)		—
Derivatives related to net debt: designated as hedges(d)	22, 24	(298)	—		(298)
Derivatives and embedded derivatives not related to net debt: not designated as hedges(d)	22	(29)	—		(29)
Embedded derivatives not related to net debt: designated as hedges(d)	22	(24)	—		(24)
Other financial liabilities	22	(247)	(247)		—
Total financial liabilities		(20,111)	(19,703)		(408)

At 31 December 2018	Note	Total US$m	Amortised cost US$m	Fair value through other comprehensive income US$m	Fair value through profit and loss US$m
Financial assets
Cash and cash equivalents	21	10,773	2,779	—	7,994
Trade and other financial receivables(a)(b)	18	3,007	2,015	—	992
Equity shares and quoted funds	20	130	—	53	77
Other investments, including loans(c)	20	2,782	6	—	2,776
Derivatives related to net debt: designated as hedges(d)	20, 24	70	—	—	70
Derivatives and embedded derivatives not related to net debt: not designated as hedges(d)	20	432	—	—	432
Embedded derivatives not related to net debt: designated as hedges(d)	20	54	—	—	54
Loans to equity accounted units including quasi equity loans		167	167	—	—
Total financial assets		17,415	4,967	53	12,395

Financial liabilities
Trade and other financial payables(e)	25	(5,552)	(5,513)		(39)
Short-term borrowings and bank overdrafts	22	(312)	(312)		—
Medium-term and long-term borrowings	22	(12,440)	(12,440)		—
Derivatives related to net debt: designated as hedges(d)	22, 24	(358)	—		(358)
Derivatives and embedded derivatives not related to net debt: not designated as hedges(d)	22	(98)	—		(98)
Embedded derivatives not related to net debt: designated as hedges(d)	22	(46)	—		(46)
Other financial liabilities	22	(666)	(666)		—
Total financial liabilities		(19,472)	(18,931)		(541)

(a)
Trade and other financial receivables comprise trade receivables, other financial receivables, receivables relating to net investments in finance leases and amounts due from equity accounted units within note 18.

(b)	Provisionally priced receivables are fair valued.

(c)	Other investments, including loans, include US$2,584 million (2018: US$2,522 million) of highly liquid financial assets in managed investment funds classified as held for trading.

(d)	These financial assets and liabilities in aggregate agree to the total derivative financial instruments disclosed in notes 20 and 22.

(e)
Trade and other financial payables comprise trade payables, other financial payables, accruals and amounts due to equity accounted units within note 25. The trade and other payables held at fair value are valued using Level 2 inputs.

Summary of credit ratings
Our credit ratings, as provided by Standard & Poor’s and Moody’s investor services, as at 31 December were:

	2019	2018
Long-term rating	A/A2	A/A3
Short-term rating	A-1/P-1	A-1/P-2
Outlook	Stable/Stable	Stable/Stable

Summary of impact of hedging instrument on statement of financial position
The impact on our financial statements of these hedging instruments and hedging items are:

	Aluminium embedded derivatives separated from the power contract (Hedging instrument)(a)			Highly probable forecast aluminium sales (Hedged item)
	Nominal US$m	Carrying amount US$m	Change in fair value in the period US$m	Cash flow hedge reserve(b) US$m	Change in fair value in the period US$m	Total hedging gain/(loss) recognised in reserves US$m	Hedge ineffective-ness in the period(c) US$m	Amount reclassified from reserves to income statement(d) US$m
2019	1,656	42	29	196	(50)	36	(7)	19
2018	1,786	8	205	179	(182)	181	24	2

(a)
Aluminium embedded derivatives (forward contracts and options) are contained within certain aluminium smelter electricity purchase contracts. US$66 million (2018: US$54 million) of the carrying value is shown within Other financial assets and US$24 million (2018: US$46 million) shown within other financial liabilities.

(b)	The difference between this amount and the total cash flow hedge reserve of the Group (shown in note 29) relates to our cash flow hedge on the sterling bond (refer to interest rate risk section).

(c)	Hedge ineffectiveness is included in net operating costs (raw material, consumables, repairs and maintenance) in the income statement.

(d)	On realisation of the hedge, realised amounts are reclassified from reserves to consolidated sales revenue in the income statement.

Summary of market price relevant to the aluminum purchase price swaps outstanding
Our commodity derivatives are impacted by changes in market prices. The table below summarises the impact that changes in aluminium market prices have on aluminium forward and option contracts embedded in power supply agreements outstanding at 31 December 2019. Any change in price will result in an offsetting change in our future earnings.

	Change in market prices	2019 US$m	2018 US$m
Effect on net earnings	+10%	(28)	(102)
	(10)%	27	35
Effect on equity	+10%	(97)	(101)
	(10)%	101	103

Summary of maximum credit risk exposure of the Group's financial assets
The maximum credit risk exposure arising on our financial assets at the balance sheet date is as follows:

	Note	2019 US$m	2018 US$m
Cash and cash equivalents	21	8,027	10,773
Trade and other financial receivables	18	2,938	3,007
Investments	20	2,839	2,782
Derivative assets	20	366	556
Loans to equity accounted units		39	38
Total		14,209	17,156

Summary of derivative financial instruments
We held the following notional aluminium forward sales contracts embedded in the power contracts:

At 31 December 2019	Total	Within 1 year	Between 1 and 5 years	Between 5 and 10 years	After 10 years
Notional amount (in tonnes)	704,370	65,226	286,617	352,527	—
Notional amount (in US$ millions)	1,656	138	647	871	—
Average hedged rate (in US$ per tonne)	2,351	2,114	2,257	2,471	—

At 31 December 2018	Total	Within 1 year	Between 1 and 5 years	Between 5 and 10 years	After 10 years
Notional amount (in tonnes)	767,111	56,481	286,666	358,416	65,548
Notional amount (in US$ millions)	1,786	114	634	870	168
Average hedged rate (in US$ per tonne)	2,328	2,013	2,210	2,426	2,562
In the table below we summarise our derivatives, including embedded derivatives, as at 31 December.

	Total fair value
	2019		2018
	Asset US$m	Liability US$m	Asset US$m	Liability US$m
Derivatives designated as hedges
Interest rate swaps(a)	151	(38)	70	(137)
Cross-currency interest rate swaps(b)	—	(260)	—	(221)
Aluminium embedded derivatives(c)	66	(24)	54	(46)
Total derivatives designated as hedges	217	(322)	124	(404)

Derivatives not designated as hedges
Currency forward contracts and swaps	13	(5)	—	(68)
Aluminium embedded derivatives(c)	96	—	346	—
Other embedded derivatives	14	—	6	—
Other commodity contracts(d)	26	(24)	80	(30)
Total derivatives not designated as hedges	149	(29)	432	(98)
Total derivative instruments	366	(351)	556	(502)

Analysed by maturity:
Less than 1 year	58	(103)	88	(95)
Between 1 and 5 years	96	(86)	153	(205)
More than 5 years	212	(162)	315	(202)
Total	366	(351)	556	(502)
Total net derivative instruments	15		54

Reconciliation to balance sheet	Note	2019 US$m	2018 US$m
Non-current assets	20	308	468
Current assets	20	58	88
Current liabilities	22	(103)	(95)
Non-current liabilities	22	(248)	(407)
Total net derivative instruments		15	54

(a)	The interest rate swaps are used to convert certain fixed rate borrowings to a floating rate.

(b)	The cross-currency interest rate swaps are used to convert non-US dollar denominated borrowings to either fixed or floating US dollar borrowings.

(c)
Aluminium embedded derivatives (forward contracts and options) are contained within certain aluminium smelter electricity purchase contracts. These contracts reduce our margin exposure to movements in the aluminium price.

(d)
Other commodity derivatives mainly relate to forward contracts which we have entered into to swap some of our fixed priced product sales to prevailing market prices at the point of revenue recognition. None of these derivatives is in a hedge relationship.

C Fair values
The following table shows the carrying amounts and fair values of all of our financial instruments which are not carried at an amount which approximates their fair value at 31 December 2019 and 31 December 2018. The fair values of our cash equivalents, loans to equity-accounted units and other financial liabilities approximate their carrying values because of their short maturity, or because they carry floating rates of interest.

		31 December 2019(a)		31 December 2018
	Note	Carrying value US$m	Fair value US$m	Carrying value US$m	Fair value US$m
Short-term borrowings	22	(720)	(720)	(312)	(312)
Medium-term and long-term borrowings	22	(12,086)	(13,958)	(12,440)	(13,554)

(a)	The carrying value and fair value at 31 December 2019 excludes lease liabilities. This reflects the amendments made to IFRS 7 upon implementation of IFRS 16.

Summary of fair value of financial instruments
The following table shows the carrying amounts and fair values of all of our financial instruments which are not carried at an amount which approximates their fair value at 31 December 2019 and 31 December 2018. The fair values of our cash equivalents, loans to equity-accounted units and other financial liabilities approximate their carrying values because of their short maturity, or because they carry floating rates of interest.

		31 December 2019(a)		31 December 2018
	Note	Carrying value US$m	Fair value US$m	Carrying value US$m	Fair value US$m
Short-term borrowings	22	(720)	(720)	(312)	(312)
Medium-term and long-term borrowings	22	(12,086)	(13,958)	(12,440)	(13,554)

(a)	The carrying value and fair value at 31 December 2019 excludes lease liabilities. This reflects the amendments made to IFRS 7 upon implementation of IFRS 16.

Total borrowings with a carrying value of US$7.7 billion (2018: US$7.5 billion) relate to listed bonds with a fair value of US$9.1 billion (2018: US$8.3 billion) and are categorised as level 1 in the fair value hierarchy.
Long-term borrowings with a carrying value of US$4.2 billion (2018: US$4.2 billion) relate to project finance drawn down by Oyu Tolgoi, with a fair value of US$4.7 billion (2018: US$4.6 billion) and are categorised as level 3 in the fair value hierarchy. We have calculated the fair value of these borrowings using level 3 valuation inputs including market yield over the pre-completion period, the variability of which we consider a reasonable indicator of fair value movements on amounts outstanding under the project finance facility. Post-completion, we estimate the fair value with reference to the annual interest rate on each tranche of the facility, and after considering factors that could indicate a change in the credit assessment of Oyu Tolgoi LLC as a counterparty to project finance. These factors include in-country risk relating to the Oyu Tolgoi project, and the assumed date of transition from pre-completion to post-completion. The transition from pre-completion to post-completion is determined by a set of tests for both completion of physical infrastructure and the ability to extract and process ore of defined grades over a defined period. Note 31 describes Rio Tinto's guarantee arrangements with respect to these project finance borrowings.
30 Financial instruments and risk management continued
Our remaining borrowings have a fair value measured by discounting estimated cash flows with an applicable market-quoted yield, and we categorise them as level 2 in the fair value hierarchy.
C (a) Valuation hierarchy
The tables below show the financial instruments by valuation method at 31 December 2019 and 31 December 2018.

			Held at fair value
At 31 December 2019	Note	Total US$m	Level 1(a) US$m	Level 2(b) US$m	Level 3(c) US$m	Held at amortised cost US$m
Assets
Cash and cash equivalents(d)		8,027	5,320	—	—	2,707
Investments in equity shares and funds		61	26	—	35	—
Other investments, including loans(e)	20	2,839	2,607	—	211	21
Trade and other financial receivables(f)	18	2,938	15	1,122	—	1,801

Derivatives (net)
Forward contracts and option contracts: designated as hedges(g) (Section B)		42	—	—	42	—
Forward contracts and option contracts, not designated as hedges(g) (Section B)		120	—	25	95	—
Derivatives related to net debt(h) (Section B)		(147)	—	(147)	—	—

Liabilities
Trade and other financial payables	25	(5,398)	—	(57)	—	(5,341)
Total		8,482	7,968	943	383	(812)

			Held at fair value
At 31 December 2018	Note	Total US$m	Level 1(a) US$m	Level 2(b) US$m	Level 3(c) US$m	Held at amortised costs US$m
Assets
Cash and cash equivalents(d)		10,773	7,994	—	—	2,779
Investments in equity shares and funds		130	92	—	38	—
Other investments, including loans(e)	20	2,782	2,544	—	232	6
Trade and other financial receivables(f)	18	3,007	20	972	—	2,015
		16,692	10,650	972	270	4,800
Derivatives (net)
Forward contracts and option contracts: designated as hedges(g) (Section B)		8	—	—	8	—
Forward contracts and option contracts, not designated as hedges(g) (Section B)		334	—	(25)	359	—
Derivatives related to net debt(h) (Section B)		(288)	—	(288)	—	—

Liabilities
Trade and other financial payables	25	(5,552)	—	(39)	—	(5,513)
Total		11,194	10,650	620	637	(713)

(a)	Valuation is based on unadjusted quoted prices in active markets for identical financial instruments. This category includes listed equity shares and other quoted funds.

(b)
Valuation is based either on inputs which include quoted prices for similar instruments or identical instruments in markets which are not considered to be active, or on inputs, which are directly or indirectly based on observable market data.

(c)	Valuation is based on inputs that are not based on observable market data (unobservable inputs).

(d)	Cash and cash equivalents include money market funds which are treated as fair value through profit or loss (FVPL) with the fair value movements going into finance income.

(e)
Other investments, including loans, comprise: cash deposits in rehabilitation funds, government bonds, managed investment funds and royalty receivables. The royalty receivables are valued based on future expected output as well as future expected commodity prices.

(f)
Trade receivables include provisionally priced receivables relating to sales contracts where the selling price is determined after delivery to the customer, based on the market price at the relevant quotation point stipulated in the contract. Revenue is recognised on provisionally priced sales based on the forward selling price for the period stipulated in the contract. Provisionally priced receivables at 31 December 2019 were US$1,040 million and were held at fair value (31 December 2018: US$889 million).

(g)
Level 3 derivatives consist of derivatives embedded in electricity purchase contracts linked to the LME with terms expiring between 2025 and 2030 (2018: 2025 and 2030). The embedded derivatives are measured using discounted cash flows and option model valuation techniques.

(h)
Interest rate and currency interest rate swaps are valued using applicable market-quoted swap yield curves adjusted for relevant basis and credit default spreads. Currency interest rate swap valuations also use market-quoted foreign exchange rates. A discounted cash flow approach is applied to the cash flows derived from the inputs to determine fair value.

Summary of notional aluminium forward sales contracts embedded in power contracts
In the table below, we summarise the maturity profile of our financial liabilities based on contractual undiscounted payments, which will therefore not necessarily agree with the amounts disclosed in the balance sheet.
Financial liability analysis

At 31 December 2019 (Outflows)/Inflows	Within 1 year or on demand US$m	Between 1 and 2 years US$m	Between 2 and 3 years US$m	Between 3 and 4 years US$m	Between 4 and 5 years US$m	After 5 years US$m	Total US$m
Non-derivative financial liabilities
Trade and other financial payables(a)	(4,841)	(45)	(12)	(14)	(15)	(380)	(5,307)
Expected lease liability payments(b)	(349)	(267)	(157)	(133)	(93)	(671)	(1,670)
Borrowings before swaps	(723)	(171)	(665)	(741)	(1,209)	(9,320)	(12,829)
Expected future interest payments(a)	(607)	(594)	(590)	(551)	(514)	(3,518)	(6,374)
Other financial liabilities	(247)	—	—	—	—	—	(247)
Derivative financial liabilities(c)
Derivatives related to net debt – net settled	(16)	(16)	(16)	9	(3)	3	(39)
Derivatives related to net debt – gross settled(a):
– gross inflows	495	40	40	40	507	788	1,910
– gross outflows	(588)	(53)	(53)	(53)	(599)	(977)	(2,323)
Derivatives not related to net debt – net settled	(31)	—	—	(2)	(4)	(23)	(60)
Derivatives not related to net debt – gross settled:
– gross inflows	699	—	—	—	—	—	699
– gross outflows	(703)	—	—	—	—	—	(703)
Total	(6,911)	(1,106)	(1,453)	(1,445)	(1,930)	(14,098)	(26,943)

At 31 December 2018 (Outflows)/Inflows	Within 1 year or on demand US$m	Between 1 and 2 years US$m	Between 2 and 3 years US$m	Between 3 and 4 years US$m	Between 4 and 5 years US$m	After 5 years US$m	Total US$m
Non-derivative financial liabilities
Trade and other financial payables	(5,129)	(423)	—	—	—	—	(5,552)
Borrowings before swaps	(312)	(562)	(166)	(660)	(741)	(10,476)	(12,917)
Expected future interest payments(a)	(651)	(653)	(636)	(630)	(586)	(4,082)	(7,238)
Other financial liabilities	(666)	—	—	—	—	—	(666)
Derivative financial liabilities(c)
Derivatives related to net debt – net settled	(36)	(36)	(36)	(36)	4	(8)	(148)
Derivatives related to net debt – gross settled(a):
– gross inflows	48	508	39	39	39	1,278	1,951
– gross outflows	(79)	(595)	(58)	(58)	(58)	(1,581)	(2,429)
Derivatives not related to net debt – net settled	(27)	(13)	(5)	(5)	(5)	(28)	(83)
Derivatives not related to net debt – gross settled:
– gross inflows	1,664	—	—	—	—	—	1,664
– gross outflows	(1,733)	—	—	—	—	—	(1,733)
Total	(6,921)	(1,774)	(862)	(1,350)	(1,347)	(14,897)	(27,151)

(a)
The interest payable at year end was removed from trade and other financial payables and is shown within expected future interest payments. Interest payments have been projected using interest rates applicable at the end of the applicable financial year. Where debt is subject to variable interest rates, future interest payments are subject to change in line with market rates.

(b)	In 2019 we have included expected future lease payments following adoption of IFRS 16 "Leases". Refer to note 45 for further information.

(c)	The maturity grouping is based on the earliest payment date.

Disclosure of detailed information about hedges
The effective interest rate of our borrowings, impacted by swaps, are summarised below. All nominal values are fully hedged unless otherwise stated:

Borrowings in a hedge relationship	Nominal value US$m	Weighted average interest rate after swaps	Swap maturity	Carrying Value 2019 US$m	Carrying Value 2018 US$m
Rio Tinto Finance plc Euro Bonds 2.0% due 2020	526	3 month LIBOR +1.35%	2020	455	468
Rio Tinto Finance plc Euro Bonds 2.875% due 2024	546	3 month LIBOR +1.64%	2024	508	514
Rio Tinto Finance (USA) Limited Bonds 3.75% 2025	1200	3 month LIBOR +1.39%	2025	1,229	1,170
Rio Tinto Finance (USA) Limited Bonds 7.125% 2028(a)	750	3 month LIBOR +3.27%	2028	958	927
Alcan Inc. Debentures 7.25% due 2028(b)	100	3 month LIBOR +5.43%	2024	104	104
Rio Tinto Finance plc Sterling Bonds 4.0% due 2029(b)	807	3 month LIBOR +2.65%	2024	647	633
Rio Tinto Finance (USA) Limited Bonds 5.2% 2040	1150	3 month LIBOR +3.79%	2022	1,137	1,095
Rio Tinto Finance (USA) plc Bonds 4.75% 2042	500	3 month LIBOR +3.42%	2023	483	462
Rio Tinto Finance (USA) plc Bonds 4.125% 2042	750	3 month LIBOR +2.83%	2023	716	685

(a)
In 2018 US$675 million US dollar notional of this bond was swapped to floating rates. The weighted average interest rate after swaps relating to the swapped portion of this bond was 3 month LIBOR +3.02%

(b)	In 2019 we entered into new swaps to convert these bonds from having fixed interest rate terms in 2018 (as stated in note 22) to floating rates in the current period.